Annual Total Returns - Voya US High Dividend Low Volatilty Fund (Class A I R6 and T Shares) [BarChart] - Class A I R6 and T Shares - Voya US High Dividend Low Volatilty Fund - Class A	Sep. 30, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016
2017	17.49%
2018	(4.28%)
2019	25.00%
2020	2.51%